Customer accounts and amounts due to banks - Additional information (Details)	Dec. 31, 2022	Dec. 31, 2021
Maximum
Disclosure of amounts due to customers and amounts due to banks
Interest rate on customer accounts and correspondent accounts of other banks	7.00%	6.00%